Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Entity tax identification number	61-0647538
Notes receivable from participants, current value	$ 139,320,002
Total	$ 8,710,433,114
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.00%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%	9.50%
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 93,435,848
Common/Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	7,738,298,912
Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	274,037,991
Humana Unitized Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	260,436,149
Investment, Identifier [Axis]: Brokerage Accounts, Personal Choice Retirement Account - Self-directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	478,942,203
Investment, Identifier [Axis]: Common Stocks, Humana Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	258,031,418
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Dodge & Cox A Or Better Core Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,314,943
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Dodge & Cox A Or Better Core Fund 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,297,573
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Dodge & Cox A Or Better Core Fund 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,319,208
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Dodge & Cox A Or Better Core Fund 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,315,052
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Dodge & Cox A Or Better Core Fund 5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,321,778
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Dodge & Cox A Or Better Core Fund 6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,162,214
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco A Or Better Core Fixed Income Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,312,020
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco A Or Better Core Fixed Income Fund 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,300,016
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco A Or Better Core Fixed Income Fund 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,316,279
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco A Or Better Core Fixed Income Fund 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,312,128
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco A Or Better Core Fixed Income Fund 5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,318,846
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco A Or Better Core Fixed Income Fund 6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,159,483
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco A Or Better Intermediate Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,628,057
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco A Or Better Intermediate Fund 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,598,216
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco A Or Better Intermediate Fund 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,636,585
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco A Or Better Intermediate Fund 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,628,276
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco A Or Better Intermediate Fund 5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,641,722
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco A Or Better Intermediate Fund 6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,322,720
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco High Quality Short-term Bond Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	20,952,080
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco High Quality Short-term Bond Fund 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	20,816,985
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco High Quality Short-term Bond Fund 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	20,990,687
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco High Quality Short-term Bond Fund 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	20,953,064
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco High Quality Short-term Bond Fund 5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	21,013,937
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Invesco High Quality Short-term Bond Fund 6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	19,569,762
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Jennison A Or Better Intermediate Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,630,574
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Jennison A Or Better Intermediate Fund 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,600,716
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Jennison A Or Better Intermediate Fund 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,639,106
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Jennison A Or Better Intermediate Fund 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,630,792
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Jennison A Or Better Intermediate Fund 5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,644,245
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Jennison A Or Better Intermediate Fund 6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,325,071
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Loomis Sayles A Or Better Core Fixed Income Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,312,484
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Loomis Sayles A Or Better Core Fixed Income Fund 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,299,150
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Loomis Sayles A Or Better Core Fixed Income Fund 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,316,746
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Loomis Sayles A Or Better Core Fixed Income Fund 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,312,593
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Loomis Sayles A Or Better Core Fixed Income Fund 5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,319,312
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Loomis Sayles A Or Better Core Fixed Income Fund 6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,159,917
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Loomis Sayles A Or Better Intermediate Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,314,119
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Loomis Sayles A Or Better Intermediate Fund 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,299,198
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Loomis Sayles A Or Better Intermediate Fund 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,318,382
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Loomis Sayles A Or Better Intermediate Fund 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,314,227
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Loomis Sayles A Or Better Intermediate Fund 5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,320,950
Investment, Identifier [Axis]: Common/Collective Trusts, IGT Loomis Sayles A Or Better Intermediate Fund 6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,161,443
Investment, Identifier [Axis]: Common/Collective Trusts, IGT PIMCO A Or Better Core Fixed Income Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,314,072
Investment, Identifier [Axis]: Common/Collective Trusts, IGT PIMCO A Or Better Core Fixed Income Fund 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,301,835
Investment, Identifier [Axis]: Common/Collective Trusts, IGT PIMCO A Or Better Core Fixed Income Fund 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,318,335
Investment, Identifier [Axis]: Common/Collective Trusts, IGT PIMCO A Or Better Core Fixed Income Fund 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,314,180
Investment, Identifier [Axis]: Common/Collective Trusts, IGT PIMCO A Or Better Core Fixed Income Fund 5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,320,903
Investment, Identifier [Axis]: Common/Collective Trusts, IGT PIMCO A Or Better Core Fixed Income Fund 6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,161,401
Investment, Identifier [Axis]: Common/Collective Trusts, IGT PIMCO A Or Better Intermediate Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,316,774
Investment, Identifier [Axis]: Common/Collective Trusts, IGT PIMCO A Or Better Intermediate Fund 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,297,112
Investment, Identifier [Axis]: Common/Collective Trusts, IGT PIMCO A Or Better Intermediate Fund 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,321,043
Investment, Identifier [Axis]: Common/Collective Trusts, IGT PIMCO A Or Better Intermediate Fund 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,316,882
Investment, Identifier [Axis]: Common/Collective Trusts, IGT PIMCO A Or Better Intermediate Fund 5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,323,614
Investment, Identifier [Axis]: Common/Collective Trusts, IGT PIMCO A Or Better Intermediate Fund 6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,163,924
Investment, Identifier [Axis]: Common/Collective Trusts, JP Morgan Chase Bank Large Cap Growth Fund CF-E
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	641,989,635
Investment, Identifier [Axis]: Common/Collective Trusts, Loomis Sayles Small Cap Growth Fund D
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	146,083,147
Investment, Identifier [Axis]: Common/Collective Trusts, MFS International Equity Class 5B
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	251,777,453
Investment, Identifier [Axis]: Common/Collective Trusts, PIMCO Total Return CTF Class N
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	414,912,127
Investment, Identifier [Axis]: Common/Collective Trusts, Schwab Index Retirement Trust Fund 2010 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	28,572,765
Investment, Identifier [Axis]: Common/Collective Trusts, Schwab Index Retirement Trust Fund 2015 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	3,057,790
Investment, Identifier [Axis]: Common/Collective Trusts, Schwab Index Retirement Trust Fund 2020 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	114,602,429
Investment, Identifier [Axis]: Common/Collective Trusts, Schwab Index Retirement Trust Fund 2025 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	46,931,735
Investment, Identifier [Axis]: Common/Collective Trusts, Schwab Index Retirement Trust Fund 2030 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	567,954,042
Investment, Identifier [Axis]: Common/Collective Trusts, Schwab Index Retirement Trust Fund 2035 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	152,562,891
Investment, Identifier [Axis]: Common/Collective Trusts, Schwab Index Retirement Trust Fund 2040 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	1,009,339,698
Investment, Identifier [Axis]: Common/Collective Trusts, Schwab Index Retirement Trust Fund 2045 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	187,439,669
Investment, Identifier [Axis]: Common/Collective Trusts, Schwab Index Retirement Trust Fund 2050 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	1,120,187,448
Investment, Identifier [Axis]: Common/Collective Trusts, Schwab Index Retirement Trust Fund 2055 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	175,683,898
Investment, Identifier [Axis]: Common/Collective Trusts, Schwab Index Retirement Trust Fund 2060 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	107,283,864
Investment, Identifier [Axis]: Common/Collective Trusts, Schwab Index Retirement Trust Fund 2065 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	42,887,589
Investment, Identifier [Axis]: Common/Collective Trusts, Schwab Institutional Large Cap Value Trust Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	394,295,027
Investment, Identifier [Axis]: Common/Collective Trusts, State Street Global All Cap Equity Ex. U.S. Index Fund NL K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	415,439,242
Investment, Identifier [Axis]: Common/Collective Trusts, State Street Russell All Cap C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	561,526,709
Investment, Identifier [Axis]: Common/Collective Trusts, State Street Russell Small Cap K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	298,266,644
Investment, Identifier [Axis]: Common/Collective Trusts, State Street S&P 500 Index NL K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	586,626,767
Investment, Identifier [Axis]: Common/Collective Trusts, State Street US Bond Index NL M
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	196,840,352
Investment, Identifier [Axis]: Insurance Contracts, Met Tower Life Synthetic GIC Wrap Contract #39838
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value
Investment, Identifier [Axis]: Insurance Contracts, Nationwide Life Insurance Synthetic GIC Wrap Contract #INV_HUM_IP_0124
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value
Investment, Identifier [Axis]: Insurance Contracts, Pacific Life Insurance Synthetic GIC Wrap Contract #G-26956.01.0001
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value
Investment, Identifier [Axis]: Insurance Contracts, Prudential Insurance Company Synthetic GIC Wrap Contract #GA-62459
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value
Investment, Identifier [Axis]: Insurance Contracts, RGA Synthetic GIC Wrap Contract #RGA00029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value
Investment, Identifier [Axis]: Insurance Contracts, Voya Synthetic GIC Wrap Contract #60398
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value
Investment, Identifier [Axis]: Money Market Funds, State Street Government Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,404,731
Investment, Identifier [Axis]: Money Market Funds, State Street Government Short Term Investment Fund State Street Bank Contract #CSCI
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	12,447,260
Investment, Identifier [Axis]: Mutual Funds, Delaware Small Cap Value Fund I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 93,435,848